Stock-Based Compensation - Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 04, 2019	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 09, 2018	Jan. 02, 2018	Feb. 02, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)					1,419,504		470,909	722,992
Unrecognized stock-based compensation expense related to unvested stock options			$ 18,500,000	$ 200,000	$ 18,500,000	$ 200,000	$ 100,000	$ 100,000
Total stock-based compensation expense (less than for restricted stock)			1,424,000	17,000	2,575,000	41,000	59,000	81,000
Weighted-average grant date fair value of options granted during period							100,000	100,000
Total fair value of options vested during period							100,000	100,000
Unrecognized stock-based compensation expense related to unvested restricted stock (less than)			$ 0	$ 1,000	$ 0	$ 1,000	$ 1,000	$ 1,000
Common stock, reserved for future issuance (in shares)			2,484,152		2,484,152		7,753,881	7,542,573
Number of additional shares authorized (in shares)		2,104,937
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested award, period for recognition					3 years 2 months 23 days		3 years
Common stock, reserved for future issuance (in shares)			2,484,152		2,484,152		1,164,017	849,039
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested award, period for recognition							3 months 18 days
Common stock, reserved for future issuance (in shares)			0		0		34,557	138,227
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	1,362,087		1,064,648		1,064,648				931,963	895,102	691,444
Options granted in period (in shares)							470,909	722,992
Number of shares available for future grants (in shares)							64,088	31,333
2017 Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percent of fair market value of common stock	100.00%
Expiration period	10 years
Total stock-based compensation expense (less than for restricted stock)							$ 100,000	$ 100,000
2017 Plan | Statutory Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2017 Plan | Non-statutory Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
2017 Plan | Non-statutory Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2017 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense (less than for restricted stock)							$ 1,000	$ 1,000
Restricted stock granted in period (in shares)							0	0
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)			1,991,530		1,991,530
Number of shares issued, common stock (in shares)					0
Options granted in period (in shares)					1,419,504
Number of shares available for future grants (in shares)			572,026		572,026
Common stock, reserved for future issuance (in shares)		1,002,874
Automatic increase period					10 years
Annual percentage increase in shares authorized					4.00%